Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Share-Based Payments	The following table provides the details of the total share-based payments under 2020 Plan and 2023 Plan during the years ended December 31, 2023, 2022, and 2021.
	Year ended December 31,
	2023	2022	2021

Compensation and benefits	$373,333	$-	$-
Communication and technology	225,000	225,000	-
Marketing	206,250	206,250	-
Professional fees	243,750	243,750	-
General and administrative	243,750	243,750	-

Total	$1,292,083	$918,750	$-